Electric plant, construction and related agreements (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of plant investments and related accumulated depreciation	A summary of our plant investments and related accumulated depreciation as of December 31, 2020 and 2019 is as follows:

	2020		2019
	(dollars in thousands)
Plant	Investment	Accumulated Depreciation	Investment	Accumulated Depreciation
In-service(1)
Owned property
Vogtle Units No. 1 & No. 2 (Nuclear – 30% ownership)	$3,008,848	$(1,845,863)	$2,989,693	$(1,815,258)
Vogtle Units No. 3 & No. 4 (Nuclear – 30% ownership)	57,631	(5,785)	56,991	(4,956)
Hatch Units No. 1 & No. 2 (Nuclear – 30% ownership)	952,159	(479,628)	934,567	(462,063)
Wansley Units No. 1 & No. 2(2) (Fossil – 30% ownership)	764,315	(370,177)	749,971	(360,014)
Scherer Unit No. 1 (Fossil – 60% ownership)	1,379,513	(569,357)	1,284,508	(545,908)
Doyle (Combustion Turbine - 100% ownership)	139,853	(117,005)	137,513	(113,259)
Rocky Mountain Units No. 1, No. 2 & No. 3 (Hydro – 75% ownership)	618,965	(281,763)	618,939	(270,058)
Hartwell (Combustion Turbine - 100% ownership)	227,154	(113,879)	226,316	(110,008)
Hawk Road (Combustion Turbine - 100% ownership)	263,673	(63,907)	260,494	(67,065)
Talbot (Combustion Turbine - 100% ownership)	296,398	(152,859)	294,809	(144,847)
Chattahoochee (Combined cycle - 100% ownership)	319,234	(160,194)	317,210	(150,805)
Smith (Combined cycle - 100% ownership)	672,358	(174,176)	655,106	(195,638)
Wansley (Combustion Turbine – 30% ownership)(2)	3,942	(3,847)	3,887	(3,738)
Transmission plant	100,344	(60,688)	96,198	(59,096)
Other	98,406	(60,904)	96,522	(57,826)
Property under capital lease:
Scherer Unit No. 2 (Fossil – 60% leasehold)	794,051	(508,262)	789,991	(472,486)
Total in-service	$9,696,844	$(4,968,294)	$9,512,715	$(4,833,025)
Construction work in progress
Vogtle Units No. 3 & No. 4	$5,696,342		$4,617,654
Environmental and other generation improvements	87,237		199,242
Total construction work in progress	$5,783,579		$4,816,896
(1)Amounts include plant acquisition adjustments at December 31, 2020 and 2019 of $197,000,000.
(2)Georgia Power is considering retiring Plant Wansley Units No. 1 and No. 2 as early as fall 2022. Although this decision has not been finalized or filed with the Georgia Public Service Commission, we are preparing for a scenario in which a retirement occurs in 2022; including seeking authorization to create a regulatory asset to defer a portion of the accelerated depreciation expense and recover the deferred costs over an extended period.

Schedule of Jointly Owned Utility Plants	The table below shows our project budget and actual costs through December 31, 2020 for our 30% interest in the project.

	(in millions)
	Project Budget	Actual Costs at December 31, 2020	Remaining Project Budget
Construction Costs (1)	$5,559	$4,754	$805
Financing Costs	1,578	1,259	319
Total Costs	$7,137	$6,013	$1,124

Project-Level Contingency	$113	$—	$113
Oglethorpe-Level Contingency	250	—	250

Total Contingency	$363	$—	$363
Totals	$7,500	$6,013	$1,487

(1) Construction costs are net of $1.1 billion received from Toshiba Corporation under a Guarantee Settlement Agreement.